Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2010 NSRV	Sep. 30, 2010 NSRV	Mar. 31, 2011 Nidec Sankyo	Mar. 31, 2010 Nidec Sankyo	Mar. 31, 2011 Nidec Copal	Mar. 31, 2010 Nidec Copal	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution USD ($)	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve	10.00%	10.00%
Description of dividend payment restriction	No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting	No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	$ 1,237,390	¥ 102,889,000	¥ 98,247,000
Retained earnings, cash dividends	74,949	6,232,000
Retained earnings, cash dividends per share	$ 0.54	¥ 45.00
Treasury stock, shares	6,593,647	6,593,647				5,784,406
Treasury stock, at cost, value	388,274	32,285,000	24,067,000
Purchase of treasury stock, shares													670,900	670,900
Purchase of treasury stock, value	135,009	11,226,000	11,000	23,775,000									58,148	4,835,000
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange					721,534		721,534
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	64.90%	76.70%	73.80%	64.80%	59.90%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	$ 2,273	¥ 189,000	¥ 197,000	¥ 557,000